NOTES PAYABLE (Details Narrative) - USD ($)						1 Months Ended	3 Months Ended			12 Months Ended
	Feb. 29, 2024	Feb. 01, 2024	Dec. 16, 2023	May 27, 2023	May 27, 2022	May 31, 2024	Mar. 31, 2025	Mar. 31, 2023	Jun. 30, 2022	Dec. 31, 2024
Short-Term Debt [Line Items]
Debt maturity date description		In January 2024, the note was extended to May 31, 2024	the maturity date was extended to January 31, 2024	At maturity, the maturity was extended for an additional six months. On May 27, 2023 the maturity date was extended to December 16, 2023 and the interest rate was increased to 18%, interest payable monthly.					At maturity, the maturity was extended for an additional six months and the interest rate was increased to 18%, interest payable monthly. On December 16, 2023
Debt interest rate percentage				18.00%					18.00%
Accrued interest	$ 6,250		$ 18,000							$ 339,804
Fee interest	$ 250	$ 6,000
Debt instrument accrued interest						$ 12,000	$ 21,164	$ 36,600		21,288
Debt instrument periodic payment							221,164			221,288
Debt instrument principal payment							$ 200,000			$ 200,000
Promissory Note Exchange [Member]
Short-Term Debt [Line Items]
Proceeds from notes payable					$ 200,000				$ 200,000
Short term debt terms					This note carries a 12% interest rate, interest payable monthly, and a six month maturity				This note carries a 12% interest rate, interest payable monthly, and a six month maturity